Average Annual Total Returns{- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-13 - Fidelity Advisor® Overseas Fund	Fidelity Advisor Overseas Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Overseas Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class I Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Inception Date	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	8.11%	7.44%	5.80%	8.11%	7.03%	5.56%	4.80%	5.86%	4.70%	10.43%	7.72%	5.85%	12.77%	7.85%	5.60%	15.08%	9.07%	6.78%	15.17%		12.52%	[1]	Feb. 01, 2017	8.02%	7.67%	5.69%

[1]	(a)Since inception February 1, 2017.